Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		£ 15,598
Ending balance, financial assets		18,574		£ 15,598
Liabilities
Beginning balance, financial liabilities		(5,681)
Ending balance, financial liabilities		(5,026)		(5,681)
Assets (liabilities)
Beginning balance, Assets (liabilities) net		9,917		13,567
Purchases, fair value measurement, assets (liabilities) net				5,507
Sales, fair value measurement, assets (liabilities) net				(5,782)
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				(2,634)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				40
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				(79)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				(841)
Ending balance, Assets (liabilities) net				9,917
Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	9,470
Purchases, fair value measurement, assets (liabilities) net		13,003
Sales, fair value measurement, assets (liabilities) net		(9,534)
Issues, fair value measurement, assets (liabilities) net		(4)
Settlements, fair value measurement, assets (liabilities) net		(282)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		(1)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		685
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(7)
Ending balance, Assets (liabilities) net		13,548		9,470	[1]
Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				(101)
Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		19
Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				211
Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		199
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		9,888		13,567
Purchases, fair value measurement, assets (liabilities) net				5,507
Sales, fair value measurement, assets (liabilities) net				(5,782)
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				(2,634)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				40
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				(79)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				(841)
Ending balance, Assets (liabilities) net				9,888
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	9,470
Purchases, fair value measurement, assets (liabilities) net		13,003
Sales, fair value measurement, assets (liabilities) net		(9,534)
Issues, fair value measurement, assets (liabilities) net		(4)
Settlements, fair value measurement, assets (liabilities) net		(282)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		(1)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		685
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(7)
Ending balance, Assets (liabilities) net		13,548		9,470	[1]
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				(101)
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		19
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				211
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		199
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		137		1,375
Purchases, fair value measurement, assets (liabilities) net				(157)
Sales, fair value measurement, assets (liabilities) net				(17)
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				125
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				(108)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				(775)
Ending balance, Assets (liabilities) net				137
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	137
Purchases, fair value measurement, assets (liabilities) net	[2]	67
Sales, fair value measurement, assets (liabilities) net	[2]	(568)
Issues, fair value measurement, assets (liabilities) net	[2]	0
Settlements, fair value measurement, assets (liabilities) net	[2]	300
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[2]	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[2]	51
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[2]	516
Ending balance, Assets (liabilities) net		472	[2]	137	[1]
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				(306)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	(32)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				0
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	1
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		116		81
Purchases, fair value measurement, assets				114
Sales, fair value measurement, assets				(69)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				0
Ending balance, financial assets				116
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	116
Purchases, fair value measurement, assets		9
Sales, fair value measurement, assets		(115)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		9		116	[1]
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(10)
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(1)
Issued debt [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0
Ending balance, financial assets		0		0
Liabilities
Beginning balance, financial liabilities		(214)
Ending balance, financial liabilities		(251)		(214)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(4)		(7)
Purchases, fair value measurement, liabilities				(4)
Sales, fair value measurement, liabilities				1
Issues, fair value measurement, liabilities				0
Settlements, fair value measurement, liabilities				0
Total gains or losses recognised in OCI, liabilities				0
Transfers into Level 3 of fair value hierarchy, liabilities				(1)
Transfers out of Level 3 of fair value hierarchy, liabilities				5
Ending balance, financial liabilities				(4)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities	[1]	(4)
Purchases, fair value measurement, liabilities		0
Sales, fair value measurement, liabilities		0
Issues, fair value measurement, liabilities		0
Settlements, fair value measurement, liabilities		0
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		0
Transfers out of Level 3 of fair value hierarchy, liabilities		4
Ending balance, financial liabilities		(3)		(4)	[1]
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				2
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(3)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(480)		(840)
Purchases, fair value measurement, liabilities				0
Sales, fair value measurement, liabilities				153
Issues, fair value measurement, liabilities				0
Settlements, fair value measurement, liabilities				204
Total gains or losses recognised in OCI, liabilities				0
Transfers into Level 3 of fair value hierarchy, liabilities				(104)
Transfers out of Level 3 of fair value hierarchy, liabilities				104
Ending balance, financial liabilities				(480)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities	[1]	(480)
Purchases, fair value measurement, liabilities		0
Sales, fair value measurement, liabilities		0
Issues, fair value measurement, liabilities		(4)
Settlements, fair value measurement, liabilities		18
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		(225)
Transfers out of Level 3 of fair value hierarchy, liabilities		388
Ending balance, financial liabilities		(280)		(480)	[1]
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		33
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				3
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(10)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(214)		(298)
Purchases, fair value measurement, liabilities				0
Sales, fair value measurement, liabilities				84
Issues, fair value measurement, liabilities				0
Settlements, fair value measurement, liabilities				0
Total gains or losses recognised in OCI, liabilities				0
Transfers into Level 3 of fair value hierarchy, liabilities				0
Transfers out of Level 3 of fair value hierarchy, liabilities				0
Ending balance, financial liabilities				(214)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities		(214)
Purchases, fair value measurement, liabilities		0
Sales, fair value measurement, liabilities		0
Issues, fair value measurement, liabilities		(4)
Settlements, fair value measurement, liabilities		9
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		(225)
Transfers out of Level 3 of fair value hierarchy, liabilities		150
Ending balance, financial liabilities		(251)		(214)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				0
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		33
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				0
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0
Asset-backed loans [member]
Assets
Beginning balance, financial assets		31,520
Ending balance, financial assets		32,359		31,520
Asset-backed loans [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		626
Ending balance, financial assets		688		626
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0		0
Assets and liabilities held for sale [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		29
Ending balance, financial assets		0		29
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0		0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		0		574
Purchases, fair value measurement, assets (liabilities) net				0
Sales, fair value measurement, assets (liabilities) net				(574)
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				0
Ending balance, Assets (liabilities) net				0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1]	0
Purchases, fair value measurement, assets (liabilities) net		0
Sales, fair value measurement, assets (liabilities) net		0
Issues, fair value measurement, assets (liabilities) net		0
Settlements, fair value measurement, assets (liabilities) net		0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		0
Ending balance, Assets (liabilities) net		0		0	[1]
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0
Assets and liabilities held for sale [member] | Non-recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		29
Ending balance, Assets (liabilities) net				29
Interest rate derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		2,718
Ending balance, financial assets		2,478		2,718
Liabilities
Beginning balance, financial liabilities		(2,867)
Ending balance, financial liabilities		(2,456)		(2,867)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(150)		899
Purchases, fair value measurement, assets (liabilities) net				58
Sales, fair value measurement, assets (liabilities) net				(1)
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				(208)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				(11)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				(721)
Ending balance, Assets (liabilities) net				(150)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1],[2]	(150)
Purchases, fair value measurement, assets (liabilities) net	[2]	1
Sales, fair value measurement, assets (liabilities) net	[2]	(1)
Issues, fair value measurement, assets (liabilities) net	[2]	0
Settlements, fair value measurement, assets (liabilities) net	[2]	196
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[2]	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[2]	(71)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[2]	72
Ending balance, Assets (liabilities) net	[2]	22		(150)	[1]
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				(166)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	(25)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				0
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	0
Foreign exchange derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		160
Ending balance, financial assets		192		160
Liabilities
Beginning balance, financial liabilities		(124)
Ending balance, financial liabilities		(185)		(124)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		37		81
Purchases, fair value measurement, assets (liabilities) net				0
Sales, fair value measurement, assets (liabilities) net				0
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				(12)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				(13)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				(46)
Ending balance, Assets (liabilities) net				37
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1],[2]	37
Purchases, fair value measurement, assets (liabilities) net	[2]	0
Sales, fair value measurement, assets (liabilities) net	[2]	0
Issues, fair value measurement, assets (liabilities) net	[2]	0
Settlements, fair value measurement, assets (liabilities) net	[2]	(9)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[2]	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[2]	(13)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[2]	(13)
Ending balance, Assets (liabilities) net	[2]	7		37	[1]
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				27
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	5
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				0
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	0
Credit derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		1,386
Ending balance, financial assets		1,381		1,386
Liabilities
Beginning balance, financial liabilities		(240)
Ending balance, financial liabilities		(331)		(240)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		1,146		1,370
Purchases, fair value measurement, assets (liabilities) net				5
Sales, fair value measurement, assets (liabilities) net				(2)
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				(29)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				(69)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				(1)
Ending balance, Assets (liabilities) net				1,146
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1],[2]	1,146
Purchases, fair value measurement, assets (liabilities) net	[2]	(6)
Sales, fair value measurement, assets (liabilities) net	[2]	3
Issues, fair value measurement, assets (liabilities) net	[2]	0
Settlements, fair value measurement, assets (liabilities) net	[2]	(12)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[2]	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[2]	7
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[2]	(3)
Ending balance, Assets (liabilities) net	[2]	1,050		1,146	[1]
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				(128)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	(85)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				0
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	0
Equity derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		1,064
Ending balance, financial assets		1,136		1,064
Liabilities
Beginning balance, financial liabilities		(1,961)
Ending balance, financial liabilities		(1,743)		(1,961)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		(896)		(970)
Purchases, fair value measurement, assets (liabilities) net				(220)
Sales, fair value measurement, assets (liabilities) net				(14)
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				374
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				(16)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				(7)
Ending balance, Assets (liabilities) net				(896)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1],[2]	(896)
Purchases, fair value measurement, assets (liabilities) net	[2]	72
Sales, fair value measurement, assets (liabilities) net	[2]	(570)
Issues, fair value measurement, assets (liabilities) net	[2]	0
Settlements, fair value measurement, assets (liabilities) net	[2]	125
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[2]	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[2]	128
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[2]	460
Ending balance, Assets (liabilities) net	[2]	(607)		(896)	[1]
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				(43)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	73
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				0
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	1
Commodity derivatives [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		6
Ending balance, financial assets		28		6
Liabilities
Beginning balance, financial liabilities		(5)
Ending balance, financial liabilities		(28)		(5)
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net		0		(5)
Purchases, fair value measurement, assets (liabilities) net				0
Sales, fair value measurement, assets (liabilities) net				0
Issues, fair value measurement, assets (liabilities) net				0
Settlements, fair value measurement, assets (liabilities) net				0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				1
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				0
Ending balance, Assets (liabilities) net				0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	[1],[2]	0
Purchases, fair value measurement, assets (liabilities) net	[2]	0
Sales, fair value measurement, assets (liabilities) net	[2]	0
Issues, fair value measurement, assets (liabilities) net	[2]	0
Settlements, fair value measurement, assets (liabilities) net	[2]	0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[2]	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[2]	0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[2]	0
Ending balance, Assets (liabilities) net	[2]	0		0	[1]
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				4
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[2]	0
Government and government sponsored debt [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		49
Ending balance, financial assets		14		49
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0		0
Corporate debt [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		871
Ending balance, financial assets		456		871
Liabilities
Beginning balance, financial liabilities		(4)
Ending balance, financial liabilities		0		(4)
Non-asset-backed loans [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		6,657
Ending balance, financial assets		8,304		6,657
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		0		0
Private equity investments [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		817
Ending balance, financial assets		1,071		817
Liabilities
Beginning balance, financial liabilities		(16)
Ending balance, financial liabilities		(19)		(16)
Certificates of deposit, commercial paper and other money market instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		0
Ending balance, financial assets		0		0
Liabilities
Beginning balance, financial liabilities		(250)
Ending balance, financial liabilities		(10)		(250)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(250)		(319)
Purchases, fair value measurement, liabilities				0
Sales, fair value measurement, liabilities				69
Issues, fair value measurement, liabilities				0
Settlements, fair value measurement, liabilities				0
Total gains or losses recognised in OCI, liabilities				0
Transfers into Level 3 of fair value hierarchy, liabilities				(104)
Transfers out of Level 3 of fair value hierarchy, liabilities				95
Ending balance, financial liabilities				(250)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities	[1]	(250)
Purchases, fair value measurement, liabilities		0
Sales, fair value measurement, liabilities		0
Issues, fair value measurement, liabilities		0
Settlements, fair value measurement, liabilities		5
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		0
Transfers out of Level 3 of fair value hierarchy, liabilities		238
Ending balance, financial liabilities		(10)		(250)	[1]
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				0
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				9
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(3)
Equity cash products [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		502
Ending balance, financial assets		698		502
Liabilities
Beginning balance, financial liabilities		0
Ending balance, financial liabilities		(3)		0
Other [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	[3]	713
Ending balance, financial assets	[3]	1,360		713
Liabilities
Beginning balance, financial liabilities	[3]	0
Ending balance, financial liabilities	[3]	0		0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities		(16)		(223)
Purchases, fair value measurement, liabilities				0
Sales, fair value measurement, liabilities				0
Issues, fair value measurement, liabilities				0
Settlements, fair value measurement, liabilities				204
Total gains or losses recognised in OCI, liabilities				0
Transfers into Level 3 of fair value hierarchy, liabilities				0
Transfers out of Level 3 of fair value hierarchy, liabilities				9
Ending balance, financial liabilities				(16)
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities	[1]	(16)
Purchases, fair value measurement, liabilities		0
Sales, fair value measurement, liabilities		0
Issues, fair value measurement, liabilities		0
Settlements, fair value measurement, liabilities		4
Total gains or losses recognised in OCI, liabilities		0
Transfers into Level 3 of fair value hierarchy, liabilities		0
Transfers out of Level 3 of fair value hierarchy, liabilities		0
Ending balance, financial liabilities		(19)		(16)	[1]
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities				(6)
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities		(7)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		1,977		2,065
Purchases, fair value measurement, assets				775
Sales, fair value measurement, assets				(400)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(425)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				10
Transfers out of Level 3 of fair value hierarchy, assets				(75)
Ending balance, financial assets				1,977
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	1,977
Purchases, fair value measurement, assets		5,863
Sales, fair value measurement, assets		(3,800)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(45)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		420
Transfers out of Level 3 of fair value hierarchy, assets		(742)
Ending balance, financial assets		3,613		1,977	[1]
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				28
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(60)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(1)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		627		515
Purchases, fair value measurement, assets				195
Sales, fair value measurement, assets				(78)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(9)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				(5)
Ending balance, financial assets				627
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets		627
Purchases, fair value measurement, assets		205
Sales, fair value measurement, assets		(168)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(2)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		58
Transfers out of Level 3 of fair value hierarchy, assets		(35)
Ending balance, financial assets		664		627
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				9
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(21)
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		49		3
Purchases, fair value measurement, assets				46
Sales, fair value measurement, assets				0
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				0
Ending balance, financial assets				49
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	49
Purchases, fair value measurement, assets		14
Sales, fair value measurement, assets		(49)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		14		49	[1]
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		871		969
Purchases, fair value measurement, assets				73
Sales, fair value measurement, assets				(47)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(98)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				6
Transfers out of Level 3 of fair value hierarchy, assets				(53)
Ending balance, financial assets				871
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	871
Purchases, fair value measurement, assets		108
Sales, fair value measurement, assets		(88)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(23)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		39
Transfers out of Level 3 of fair value hierarchy, assets		(528)
Ending balance, financial assets		388		871	[1]
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				21
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		9
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		166		151
Purchases, fair value measurement, assets				435
Sales, fair value measurement, assets				(187)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(221)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				1
Transfers out of Level 3 of fair value hierarchy, assets				(5)
Ending balance, financial assets				166
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	166
Purchases, fair value measurement, assets		5,514
Sales, fair value measurement, assets		(3,480)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		71
Transfers out of Level 3 of fair value hierarchy, assets		(8)
Ending balance, financial assets		2,263		166	[1]
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(8)
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		68		77
Purchases, fair value measurement, assets				24
Sales, fair value measurement, assets				(11)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				(3)
Ending balance, financial assets				68
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	68
Purchases, fair value measurement, assets		18
Sales, fair value measurement, assets		(9)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		107
Transfers out of Level 3 of fair value hierarchy, assets		(32)
Ending balance, financial assets		136		68	[1]
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(19)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(16)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		196		350
Purchases, fair value measurement, assets				2
Sales, fair value measurement, assets				(77)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(97)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				3
Transfers out of Level 3 of fair value hierarchy, assets				(9)
Ending balance, financial assets				196
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	196
Purchases, fair value measurement, assets		4
Sales, fair value measurement, assets		(6)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(20)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		145
Transfers out of Level 3 of fair value hierarchy, assets		(139)
Ending balance, financial assets		148		196	[1]
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				25
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		(32)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(1)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		7,747		9,947
Purchases, fair value measurement, assets				4,728
Sales, fair value measurement, assets				(4,798)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(2,536)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				59
Transfers out of Level 3 of fair value hierarchy, assets				(51)
Ending balance, financial assets				7,747
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	7,519
Purchases, fair value measurement, assets		7,064
Sales, fair value measurement, assets		(5,035)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(555)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		125
Transfers out of Level 3 of fair value hierarchy, assets		(26)
Ending balance, financial assets		9,382		7,519	[1]
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				175
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		81
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				223
From financial assets at fair value through the income statement under IAS 39 [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		209
From financial assets at fair value through the income statement under IAS 39 [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		155		201
Purchases, fair value measurement, assets				27
Sales, fair value measurement, assets				(25)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(3)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				6
Transfers out of Level 3 of fair value hierarchy, assets				(31)
Ending balance, financial assets				155
From financial assets at fair value through the income statement under IAS 39 [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(17)
From financial assets at fair value through the income statement under IAS 39 [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(3)
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		6,491		8,616
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				0
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(2,284)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				0
Ending balance, financial assets				6,491
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	6,073
Purchases, fair value measurement, assets		74
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(508)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		5,688		6,073	[1]
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				159
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		49
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
From financial assets at fair value through the income statement under IAS 39 [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		498		562
Purchases, fair value measurement, assets				26
Sales, fair value measurement, assets				(127)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(1)
Total gains or losses recognised in OCI, assets				0
Transfers into Level 3 of fair value hierarchy, assets				21
Transfers out of Level 3 of fair value hierarchy, assets				(11)
Ending balance, financial assets				498
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	688
Purchases, fair value measurement, assets		279
Sales, fair value measurement, assets		(114)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		125
Transfers out of Level 3 of fair value hierarchy, assets		(26)
Ending balance, financial assets		1,071		688	[1]
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(1)
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		2
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				29
From financial assets at fair value through the income statement under IAS 39 [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		117
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	[4]	398		185
Purchases, fair value measurement, assets	[4]			0
Sales, fair value measurement, assets	[4]			0
Issues, fair value measurement, assets	[4]			0
Settlements, fair value measurement, assets	[4]			(1)
Total gains or losses recognised in OCI, assets	[4]			0
Transfers into Level 3 of fair value hierarchy, assets	[4]			16
Transfers out of Level 3 of fair value hierarchy, assets	[4]			0
Ending balance, financial assets	[4]			398
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	398
Purchases, fair value measurement, assets		87
Sales, fair value measurement, assets		(1)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		559		398	[1]
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	[4]			(7)
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		1
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	[4]			205
From financial assets at fair value through the income statement under IAS 39 [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		74
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	[4]	205		383
Purchases, fair value measurement, assets	[4]			4,675
Sales, fair value measurement, assets	[4]			(4,646)
Issues, fair value measurement, assets	[4]			0
Settlements, fair value measurement, assets	[4]			(247)
Total gains or losses recognised in OCI, assets	[4]			0
Transfers into Level 3 of fair value hierarchy, assets	[4]			16
Transfers out of Level 3 of fair value hierarchy, assets	[4]			(9)
Ending balance, financial assets	[4]			205
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	360
Purchases, fair value measurement, assets		6,624
Sales, fair value measurement, assets		(4,920)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(47)
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		2,064		360	[1]
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	[4]			41
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		29
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	[4]			(8)
From financial assets at fair value through the income statement under IAS 39 [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		18
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	205
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		(16)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		(1)
Transfers into Level 3 of fair value hierarchy, assets		314
Transfers out of Level 3 of fair value hierarchy, assets		(147)
Ending balance, financial assets		355		205	[1]
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	129
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(129)
Ending balance, financial assets		0		129	[1]
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	36
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		(16)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(18)
Ending balance, financial assets		2		36	[1]
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	[1]	40
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		(1)
Transfers into Level 3 of fair value hierarchy, assets		314
Transfers out of Level 3 of fair value hierarchy, assets		0
Ending balance, financial assets		353		40	[1]
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member] | IFRS 9 transition impact included [member]
Assets
Total gains and losses in the period recognised in the income statement, assets		0
Available for sale investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		395		372
Purchases, fair value measurement, assets				51
Sales, fair value measurement, assets				(78)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(2)
Total gains or losses recognised in OCI, assets				40
Transfers into Level 3 of fair value hierarchy, assets				65
Transfers out of Level 3 of fair value hierarchy, assets				(49)
Ending balance, financial assets				395
Available for sale investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Available for sale investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(4)
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		319		294
Purchases, fair value measurement, assets				15
Sales, fair value measurement, assets				(78)
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Total gains or losses recognised in OCI, assets				37
Transfers into Level 3 of fair value hierarchy, assets				60
Transfers out of Level 3 of fair value hierarchy, assets				(4)
Ending balance, financial assets				319
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				(5)
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		36		73
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				0
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Total gains or losses recognised in OCI, assets				2
Transfers into Level 3 of fair value hierarchy, assets				5
Transfers out of Level 3 of fair value hierarchy, assets				(45)
Ending balance, financial assets				36
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				1
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets		£ 40		5
Purchases, fair value measurement, assets				36
Sales, fair value measurement, assets				0
Issues, fair value measurement, assets				0
Settlements, fair value measurement, assets				(2)
Total gains or losses recognised in OCI, assets				1
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				0
Ending balance, financial assets				40
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				0
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets				£ 0

[1]	Balances as at 1 January 2018 include the IFRS 9 transition impact. Balances as at 31 December 2017 have been presented on an IAS 39 basis.
[2]

The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,215m ( 2017 : £5,334m) and derivative financial liabilities are £4,743m ( 2017 : £5,197m).

[3]	a
[4]	Preference shares of £390m were reclassified from others to equity cash products